Leased Properties (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Leases, Assets and Liabilities
The table below presents the locations of the operating lease assets and liabilities on the consolidated balance sheets as of December 31, 2019:

	Balance Sheet Line Item	December 31, 2019
Operating lease assets	Operating lease assets	$995,667

Operating lease liabilities:
Current operating lease liabilities	Other current liabilities	$255,207
Noncurrent operating lease liabilities	Operating lease liabilities	756,519
Total operating lease liabilities		$1,011,726

Schedule of Components of Operating Leases
The Company's weighted average remaining lease term and weighted average discount rate for operating leases as of December 31, 2019 are:

Weighted average remaining lease term (in years)	5.5
Weighted average discount rate	2.82%

Lessee, Operating Lease, Liability, Maturity
The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the consolidated balance sheets as of December 31, 2019:

2020	$281,535
2021	236,652
2022	179,256
2023	127,058
2024	81,226
Thereafter	186,454
Total undiscounted future minimum lease payments	1,092,181
Less: Difference between undiscounted lease payments and discounted operating lease liabilities	80,455
Total operating lease liabilities	$1,011,726